Stock-Based Compensation (Details) - Schedule of Summarizes the Stock Options Activity ¥ / shares in Units, $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 30, 2021 JPY (¥) ¥ / shares shares	Apr. 30, 2024 JPY (¥) ¥ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2023 JPY (¥) ¥ / shares shares	Apr. 30, 2022 JPY (¥) ¥ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares
Schedule of Summarizes the Stock Options Activity [Abstract]
Number of options, Outstanding, Ending balance	2,237	1,749	1,749	2,128	2,072
Weighted-average exercise price, Outstanding, Ending balance | (per share)	¥ 152,480	¥ 151,060	$ 959	¥ 147,173	¥ 158,969
Weighted- average remaining contract term, Outstanding, Ending balance	8 years 4 months 24 days	6 years 9 months 18 days	6 years 9 months 18 days	6 years 8 months 12 days	7 years 6 months
Aggregate intrinsic value, Outstanding, Ending balance	¥ 126,063	¥ 154,066	$ 978	¥ 1,171,365	¥ 500,463
Number of options, Vested and Exercisable		1,244				1,244
Weighted-average exercise price, Vested and Exercisable | (per share)		¥ 139,016				$ 882
Weighted- average remaining contract term, Vested and Exercisable		5 years 10 months 24 days	5 years 10 months 24 days
Aggregate intrinsic value, Vested and Exercisable		¥ 124,564				$ 791
Number of options, Exercised		(278)	(278)
Weighted-average exercise price, Exercised | (per share)		¥ 111,807	$ 710
Number of options, Granted				146
Weighted-average exercise price, Granted | ¥ / shares				¥ 1
Number of options, Forfeited		(101)	(101)	(90)	(165)
Weighted-average exercise price, Forfeited | (per share)		¥ 180,475	$ 1,146	¥ 180,000	¥ 71,000